Capital Stock (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Oct. 04, 2019	Sep. 12, 2019	Aug. 12, 2019	Jul. 31, 2018	Jul. 31, 2017
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.90	$ 0.66	$ 0.66
Share purchase warrants and brokers' warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable	22,146,458	22,514,771				10,106,820	0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.23	$ 1.22				$ 0.89	$ 0
Share purchase warrants and brokers' warrants | Exercise price CAD$0.66
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable	21,700	248,350
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.66	$ 0.66
Expiry dates	3 November 2019	15 August 2019
Share purchase warrants and brokers' warrants | Exercise price CAD$0.90
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable	9,072,081	9,094,808
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.9	$ 0.9
Expiry dates	14 November 2019	14 November 2019
Share purchase warrants and brokers' warrants | Exercise price CAD$0.90
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable	637,393	637,393
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.90	$ 0.90
Expiry dates	1 December 2019	1 December 2019
Share purchase warrants and brokers' warrants | Exercise price CAD$1.50
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable	11,780,134	11,780,134
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50	$ 1.50
Expiry dates	17 May 2023	17 May 2023
Share purchase warrants and brokers' warrants | Exercise price CAD$1.25
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable	635,150	635,150
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.25	$ 1.25
Expiry dates	16 May 2023	17 May 2023
Share purchase warrants and brokers' warrants | Exercise price CAD$0.66
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable		58,324
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.66
Expiry dates		16 August 2019
Share purchase warrants and brokers' warrants | Exercise price CAD$0.66
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable		60,612
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.66
Expiry dates		3 November 2019